Loans and The Allowance for Loan Losses - Expenses related to foreclosed assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2019
Loans and The Allowance for Loan Losses
Operating expenses	$ 28,000	$ 27,000